CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	SFr 351.8	SFr 4.8
Trade receivables	353.0	390.9
Current financial assets	162.5	237.0
Tax receivables	0.0	2.4
Other current assets	259.9	376.0
Total current assets	1,127.2	1,011.1
Non-current assets:
Property, plant and equipment	2,338.5	2,295.7
Goodwill	6,012.7	6,012.7
Intangible assets	1,084.4	1,529.9
Right-of-use assets	1,262.5	1,294.2
Financial assets	5.1	293.1
Investments	48.4	55.6
Deferred tax assets	23.6	0.0
Other non-current assets	160.4	116.4
Total non-current assets	10,935.6	11,597.6
Total assets	12,062.8	12,608.7
Current liabilities:
Accounts payable	316.0	281.4
Lease liabilities	164.1	170.4
Financial liabilities	586.7	550.2
Provisions	4.7	52.8
Tax liabilities	17.9	15.9
Other current liabilities	497.0	582.8
Total current liabilities	1,586.4	1,653.5
Non-current liabilities:
Lease liabilities	1,055.2	1,087.3
Financial liabilities	4,747.9	5,921.9
Provisions	64.0	64.1
Defined benefit obligations	8.4	8.4
Deferred tax liabilities	165.8	206.7
Other non-current liabilities	48.2	89.8
Total non-current liabilities	6,089.5	7,378.2
Total liabilities	7,675.9	9,031.7
Equity
Ordinary share capital	7.2	0.0
Treasury shares	(0.1)	0.0
Reserves	4,353.7	3,554.8
Equity attributable to the shareholders	4,360.8	3,554.8
Non-controlling interests	26.1	22.2
Total equity	4,386.9	3,577.0
Total liabilities and equity	SFr 12,062.8	SFr 12,608.7